EQUITY AND EARNINGS PER SHARE (Details Narrative) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended	3 Months Ended			12 Months Ended										0 Months Ended		12 Months Ended
	Mar. 19, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Dec. 31, 2013		May 15, 2013	May 06, 2013	Apr. 29, 2013	Dec. 31, 2013 Manager	May 15, 2013 Manager	Dec. 31, 2012 Manager	Dec. 31, 2013 Independent Directors	Dec. 31, 2012 Independent Directors	May 15, 2013 Independent Directors Stock Options	Dec. 31, 2013 Independent Directors Stock Options	Dec. 31, 2013 Former Employee of Manager	Dec. 31, 2013 Manager Stock Options		Dec. 31, 2013 Manager Stock Options		Dec. 31, 2013 Manager Stock Options		Dec. 31, 2013 Manager Stock Options		Dec. 31, 2013 Manager Stock Options		Dec. 31, 2013 Manager Stock Options		Dec. 31, 2013 Manager Stock Options		Dec. 31, 2013 Manager Stock Options
Per share exchange ratio in spin-off								$ 1
Common stock, par value		$ 0.01			$ 0.01				$ 0.01
Common stock, shares authorized		2,000,000,000			2,000,000,000				2,000,000,000
Preferred stock, par value									$ 0.01
Preferred stock, shares authorized									100,000,000
Common stock, shares outstanding		253,197,974			253,197,974			253,025,645
Dividend declared per share	$ 0.175	$ 0.25	$ 0.175	$ 0.07	$ 0.495	[1]
Dividends		$ 63,300	$ 44,300	$ 17,700	$ 125,317
Quarterly dividend declared, prior to any special dividends		$ 0.175
Special cash dividend		$ 0.075
Shares held by Fortress and affiliates in Newcastle		5,314,416			5,314,416
Shares reserved for options							30,000,000
Stock option plan term							10 years
Yearly increase in number of shares available for options (percentage)							10.00%
Threshold percentage for options that may be issued to the Manager							10.00%
Stock Options outstanding		20,730,458			20,730,458					17,672,888	21,500,000	9,685,338	12,000	4,000		12,000		2,453,109	[2]	1,676,833	[2]	2,539,833	[2]	1,897,500	[2]	2,300,000	[2]	2,530,000	[2]	5,750,000	[2]	2,300,000	[2]
Options granted															8,000
Options exercised					(307,833)												307,833
Weighted average exercise price					$ 3.08	[3]											$ 3.08
Shares issued in option exercise																	160,634
Intrinsic value of options exercised																	$ 1,000
Unvested Options forfeited																	192,167
Vested Options forfeited																	2,170
Share price		$ 6.68			$ 6.68
Dilutive Common Stock Equivalents					4,290,207

[1]	Represents our historical consolidated statement of income for the year ended December 31, 2013.
[2]	The Manager assigned certain of its options to Fortress's employees as follows (See Schedule of Options Assigned).
[3]	The strike prices are subject to adjustment in connection with return of capital dividends.